VESSELS UNDER FINANCE LEASE, NET	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
VESSELS UNDER FINANCE LEASE, NET	VESSELS UNDER FINANCE LEASE, NET
Movements in the year ended December 31, 2024 summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Vessels under Finance Lease, net
Balance as of December 31, 2023	777,939	(204,485)	573,454
Depreciation	—	(31,192)	(31,192)
Reclassification to 'Vessels, Rigs and Equipment, net'	(777,939)	235,677	(542,262)
Balance as of December 31, 2024	—	—	—

As of December 31, 2023, seven vessels were accounted for as vessels under finance lease. The vessels were leased back for an original term ranging from six to 11 years, with options to purchase each vessel after six years. During the year ended December 31, 2024, the Company exercised the purchase options to buy back all seven vessels which were accounted for as vessels under finance lease and their carrying value of $542.3 million was reclassified to "Vessels, Rigs and Equipment, net".

Total depreciation expense for vessels under finance lease amounted to $31.2 million for the year ended December 31, 2024 and is included in depreciation in the consolidated statements of operations. (December 31, 2023: $41.3 million; December 31, 2022: $41.3 million).